Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.15

Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total